LONG-TERM LOANS AND OTHER BORROWINGS - MTN (Details) Rp in Billions	Dec. 31, 2017 IDR (Rp)
MTN - GSD
Borrowings and other credit facilities
Total loans and other borrowings	Rp 340
MTN - GSD - Series A
Borrowings and other credit facilities
Total loans and other borrowings	Rp 220
Interest rate (as a percent)	11.00%
MTN - GSD - Series B
Borrowings and other credit facilities
Total loans and other borrowings	Rp 120
Interest rate (as a percent)	11.00%
Maximum | MTN - GSD - Series A
Borrowings and other credit facilities
Total loans and other borrowings	Rp 500